Details of all share options granted under the Schemes are set out below: (Details)	1 Months Ended							12 Months Ended
	Sep. 30, 2021 Number	Aug. 31, 2021 Number	Jul. 31, 2021 Number	Jun. 30, 2020 Number	Apr. 30, 2020 Number	Oct. 31, 2019 Number	Apr. 30, 2019 Number	Dec. 31, 2021 shares £ / shares Number	Dec. 31, 2020 shares Number GBPS / shares £ / shares	Dec. 31, 2019 Number GBPS / shares £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year								1,482,978,000	336,026,000	158,966,000
Granted	120,000	50,000,000	1,709,000,000	1,363,000,000	100,000,000	50,000,000	219,000,000	1,879,000,000	1,463,000,000	269,000,000
Grant date | shares								(150,000)	(33,737,000)
Forfeited								(728,552,000)	(282,311,000)	(91,940,000)
End of the year									1,482,978,000	336,026,000
End of the year								2,633,276,000
Weighted average exercise price of outstanding options | £ / shares								£ 0.538	£ 0.835	£ 8.48
Weighted average exercise price of options forfeited | £ / shares								83.30	26.183
Weighted average exercise price of options forfeited | £ / shares								0.447	3.648	13.26
Weighted average exercise price of options granted | £ / shares								£ 0.276	£ 0.205	£ 1.38
Weighted average remaining contractual life of outstanding options								9 years	9 years 2 months 12 days	7 years 10 months 24 days
Date Of Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Sep. 13, 2011	Sep. 13, 2011	Sep. 13, 2011
Beginning of the year								150	150,000	150
Granted | shares								0
Grant date | shares								(150,000)
Forfeited | shares								0
End of the year								0	150	150,000
Exercise Price								83.80	83.80	83.80
30 June 2014 [member]
IfrsStatementLineItems [Line Items]
Grant date								Apr. 20, 2012	Apr. 20, 2012	Apr. 20, 2012
Beginning of the year								1,589	1,589,000	1,589
Granted | shares								0
Grant date | shares								0
Forfeited | shares								0
End of the year								1,589,000	1,589	1,589,000
Exercise Price								83.80	83.80	83.80
Date Of Grant 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date								May 09, 2014	May 09, 2014	May 09, 2014
Beginning of the year								10,000,000	10,000,000	10,000
Granted | shares								0
Grant date | shares								0
Forfeited | shares								0
End of the year								10,000,000	10,000,000	10,000,000
Exercise Price								1.50	1.50	1.50
Date Of Grant 9 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Beginning of the year								500,000	18,500,000	21,500,000
Granted | shares								0
Grant date | shares								0
Forfeited								0	(18,000,000)	(3,000,000)
End of the year								500,000	500,000	18,500,000
Exercise Price								1.50	1.50	1.50
Date Of Grant 11 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year								7,921,000	16,271,000	2,500,000
Granted | shares								0
Grant date | shares								0	(850,000)
Forfeited								(890,000)	(7,500,000)	(2,500,000)
End of the year								7,031,000	7,921,000	16,271,000
Exercise Price								53.60	53.60	34.20
Date Of Grant 17 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Dec. 19, 2016	Dec. 19, 2016	Dec. 19, 2016
Beginning of the year								10,018,000	22,391,000	35,866,000
Granted | shares								0
Grant date | shares								0	(1,562,000)
Forfeited								(2,062,000)	(10,811,000)	(13,475,000)
End of the year								7,956,000	10,018,000	22,391,000
Exercise Price								24.20	24.20	24.20
1 April 2010 [member]
IfrsStatementLineItems [Line Items]
Grant date								Dec. 15, 2017	Dec. 15, 2017	Dec. 15, 2017
Beginning of the year								3,300,000	29,560,000	45,885
Granted | shares								0
Grant date | shares								0	(13,310,000)
Forfeited								(2,100,000)	(12,950,000)	(16,325,000)
End of the year								1,200,000	3,300,000	29,560,000
Exercise Price								9.20	9.20	9.20
Date Of Grant 21 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Apr. 24, 2019	Apr. 24, 2019	Apr. 24, 2019
Beginning of the year								45,500,000	169,500,000	0
Granted								0		219,000,000
Grant date | shares								0
Forfeited								(33,000,000)	(124,000,000)	(49,500,000)
End of the year								12,500,000	45,500,000	169,500,000
Exercise Price								1.46	1.46	1.46
Date Of Grant 22 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Oct. 02, 2019	Oct. 02, 2019	Oct. 02, 2019
Beginning of the year								30,000,000	50,000,000	0
Granted								0		50,000,000
Grant date | shares								0
Forfeited | shares								0	(20,000,000)
End of the year								30,000,000	30,000,000	50,000,000
Exercise Price								1.05	1.05	1.05
Date Of Grant 23 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Apr. 17, 2020	Apr. 17, 2020
Beginning of the year								100,000,000	0
Granted | shares								0	100,000,000
Grant date | shares								0
Forfeited | shares								0
End of the year								100,000,000	100,000,000	0
Exercise Price								0.24	0.24
Date Of Grant 24 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Jun. 17, 2020	Jun. 17, 2020
Beginning of the year								1,274,000,000	0
Granted | shares								0	1,363,000,000
Grant date | shares								0
Forfeited | shares								(410,500,000)	(89,000,000)
End of the year								863,500,000	1,274,000,000	0
Exercise Price								0.202	0.202
Date Of Grant 29 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Jul. 15, 2021
Beginning of the year								0
Granted | shares								1,709,000,000
Grant date | shares								0
Forfeited | shares								(280,000,000)
End of the year								1,429,000,000	0
Exercise Price | £ / shares								0.28
Date Of Grant 33 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Aug. 02, 2021
Beginning of the year								0
Granted | shares								50,000,000
Grant date | shares								0
Forfeited | shares								0
End of the year								50,000,000	0
Exercise Price | £ / shares								0.27
Date Of Grant 37 [Member]
IfrsStatementLineItems [Line Items]
Grant date								Sep. 01, 2021
Beginning of the year								0
Granted | shares								120,000,000
Grant date | shares								0
Forfeited | shares								0
End of the year								120,000,000	0
Exercise Price | £ / shares								0.26
13 September 2011 [member]
IfrsStatementLineItems [Line Items]
Grant date									Apr. 01, 2010	Apr. 01, 2010
Beginning of the year								0	1,255,000	1,255
Grant date | shares									(1,255,000)
End of the year									0	1,255,000
Exercise Price | GBPS / shares									80.00	80.00
Date Of Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Aug. 20, 2010	Aug. 20, 2010
Beginning of the year									2,088,000	2,088
Grant date | shares									(2,088,000)
End of the year										2,088,000
Exercise Price | GBPS / shares									83.80	83.80
Date Of Grant 10 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Jul. 11, 2014	Jul. 11, 2014
Beginning of the year									100,000	100,000
Grant date | shares									(50,000)
Forfeited | shares									(50,000)
End of the year										100,000
Exercise Price | GBPS / shares									1.50	1.50
Date Of Grant 12 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									400,000	400,000
Grant date | shares									(400,000)
End of the year										400,000
Exercise Price | GBPS / shares									31.00	31.00
Date Of Grant 13 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									500,000	500,000
Grant date | shares									(500,000)
End of the year										500,000
Exercise Price | GBPS / shares									34.00	34.00
Date Of Grant 14 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									2,000,000	2,000,000
Grant date | shares									(2,000,000)
End of the year										2,000,000
Exercise Price | GBPS / shares									37.40	37.40
Date Of Grant 15 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 14, 2016	Dec. 14, 2016
Beginning of the year									1,625,000	1,625,000
Grant date | shares									(1,625,000)
End of the year										1,625,000
Exercise Price | GBPS / shares									37.60	37.60
Date Of Grant 16 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Dec. 15, 2016	Dec. 15, 2016
Beginning of the year									4,600,000	4,600,000
Grant date | shares									(4,600,000)
End of the year										4,600,000
Exercise Price | GBPS / shares									24.20	24.20
Date Of Grant 19 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Apr. 02, 2018	Apr. 02, 2018
Beginning of the year								997,000		997,000
Grant date | shares									(997,000)
End of the year									997,000
Exercise Price | GBPS / shares									16.60	16.60
Date Of Grant 20 [Member]
IfrsStatementLineItems [Line Items]
Grant date									Apr. 02, 2018	Apr. 02, 2018
Beginning of the year								4,500,000		4,500,000
Grant date | shares									(4,500,000)
End of the year									4,500,000
Exercise Price | GBPS / shares									24.20	24.20
Date Of Grant 50 [Member]
IfrsStatementLineItems [Line Items]
Grant date										Oct. 31, 2016
Beginning of the year										23,411,000
Forfeited										(7,140,000)
Exercise Price | GBPS / shares										53.60